Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings,Pension (Detail) - Pension Benefits - USD ($)
$ in Thousands
	May 31, 2019	May 31, 2018
U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (250,286)	$ (197,821)
Prior service (costs) credits	(28)	(135)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(250,314)	(197,956)
Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(51,184)	(35,668)
Prior service (costs) credits	224	224
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (50,960)	$ (35,444)